Related party transactions - Narrative (Details) $ in Thousands		12 Months Ended
	Nov. 01, 2021 USD ($) shares	Dec. 31, 2022 USD ($) aircraft shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Total lease revenue		$ 6,530,546	$ 4,412,003	$ 4,321,006
Revenue from related parties		14,418	6,748	1,613
Share repurchase		$ 1,458	35,406	$ 117,302
B-737-Max
Related Party Transaction [Line Items]
Number of aircrafts sold | aircraft		3
SES
Related Party Transaction [Line Items]
Ownership (in percentage)		50.00%
General Electric
Related Party Transaction [Line Items]
Total lease revenue		$ 143,000	22,000
Purchases from related party		150,000	1,000
Revenue from related parties		27,000
Accounts payable, related parties		9,000	6,000
Accounts receivable, related parties			66,000
SES
Related Party Transaction [Line Items]
Total lease revenue		$ 74,000	$ 12,000
Officer
Related Party Transaction [Line Items]
Treasury stock acquired (in shares) | shares		26,761
Share repurchase		$ 1,500
AerCap Holdings N.V. | General Electric
Related Party Transaction [Line Items]
Ownership percentage by GE (in percentage)	46.00%
Ordinary share capital
Related Party Transaction [Line Items]
GECAS Transaction, stock issued during period (in shares) | shares			111,500,000
GE Capital Aviation Services
Related Party Transaction [Line Items]
Percentage of voting interests acquired	100.00%
Cash consideration	$ 22,583,992
Consideration transferred in GE Capital Aviation Services acquisition	$ 1,000,000
GE Capital Aviation Services | Ordinary share capital
Related Party Transaction [Line Items]
GECAS Transaction, stock issued during period (in shares) | shares	111,500,000